Deferred income (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share Price1	$ 1.00
U S D [Member]
IfrsStatementLineItems [Line Items]
Share Price1		$ 0.18